Intangible Assets, Net (Details) - Schedule of acquired intangible asset		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of acquired intangible asset [Abstract]
Copyrights	[1]	¥ 8,955,000	$ 1,285,788	¥ 8,955,000
Customer relationship	[2]			25,502,800
Non-compete agreements	[3]	42,200,000	6,059,214	42,200,000
Technology know-hows	[3]			2,852,016
Subtotal		51,155,000	7,345,002	79,509,816
Less: accumulated amortization		(44,438,750)	(6,380,661)	(51,628,879)
Intangible assets, net		¥ 6,716,250	$ 964,341	¥ 27,880,937

[1]	Copyright of RMB 8,955,000 (USD 1,404,552) was from acquisition of Shanghai Guoyu, see Note 4.
[2]	VIYI acquired 100% equity interests of Fe-da in 2020. Impairment loss of RMB 0, RMB 0, and RMB 13,425,491 (USD 1,996,029) was recognized for the year ended December 31, 2020, 2021, and 2022
[3]	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar. Impairment loss of RMB 0, RMB 3,991,570, and RMB 0 was recognized for the year ended December 31, 2020, 2021, and 2022, respectively